Reconciliation of Income Taxes Computed at U.S Federal Statutory Tax rates to Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Reconciliation Of Statutory Federal Tax Rate [Line Items]
Tax benefit at U.S. statutory rates		$ 11,435		$ 8,674	$ 9,906
State tax		191		(99)	9
Warrant liability costs		4,358		3,806	(4,803)
Equity compensation		(71)		(6)	(2)
Increase in valuation allowance		(15,473)		(10,536)	(4,473)
Other		(440)		(1,847)	(638)
Income tax expense		$ 0		$ (8)	$ (1)
Tax benefit (expense) at U.S. statutory rates		21.00%		21.00%	21.00%
State tax		0.00%		0.00%	0.00%
Warrant liability costs		8.00%		9.00%	(10.00%)
Equity compensation		0.00%		0.00%	0.00%
(Increase) decrease in valuation allowance		(28.00%)		(26.00%)	(10.00%)
Other		(1.00%)		(4.00%)	(1.00%)
Effective Income Tax Rate, Continuing Operations, Total		0.00%		0.00%	0.00%
Infinity Pharmaceuticals Inc [Member]
Reconciliation Of Statutory Federal Tax Rate [Line Items]
Tax benefit at U.S. statutory rates	$ (9,317)		$ (9,505)
State tax	(1,986)		(3,024)
Increase in valuation allowance	12,046		13,621
Other	15		(93)
Income tax expense	0		0
Permanent differences	215		191
Tax credit carryforwards	(1,533)		(1,416)
Adjustments to deferred tax assets and deferred tax liabilities	$ 560		$ 226